Document and Entity Information	Aug. 25, 2021
Document Information Line Items
Document Type	8-K
Document Period End Date	Aug. 25, 2021
Entity Registrant Name	Rocket Lab USA, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39560
Entity Tax Identification Number	80-0947107
Entity Address, Address Line One	3881 McGowen Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	714
Local Phone Number	465-5737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information, Former Legal or Registered Name	Vector Acquisition Corporation
Amendment Flag	false
Entity Central Index Key	0001819994
Common stock, $0.0001 par value per share [Member]
Document Information Line Items
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	RKLB
Security Exchange Name	NASDAQ
Warrant Liabilities [Member]
Document Information Line Items
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of common stock, $0.0001 par value
Trading Symbol	RKLBW
Security Exchange Name	NASDAQ